Segmental and Geographical Information - Additional Information (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) Customer Segment	Dec. 31, 2021 USD ($) Customer	Dec. 31, 2020 USD ($) Customer
Disclosure Of Operating Segments [Line Items]
Number of reportable operating segments | Segment	3
Number of operating segments | Segment	0
Concentration risk, number of customers accounted for more than 10% of revenue | Customer	0	0	0
Percentage of concentration risk	10.00%
Revenue	$ 2,316,680,000	$ 2,256,608,000	$ 1,673,922,000
Non-current assets excluding deferred tax assets and investments	1,847,815,000	1,683,494,000
Demand Basis
Disclosure Of Operating Segments [Line Items]
Revenue	2,316,680,000	2,256,608,000	1,673,922,000
Supply Basis
Disclosure Of Operating Segments [Line Items]
Revenue	2,316,680,000	2,256,608,000	1,673,922,000
Cayman Islands
Disclosure Of Operating Segments [Line Items]
Non-current assets excluding deferred tax assets and investments	0	0
Cayman Islands | Demand Basis
Disclosure Of Operating Segments [Line Items]
Revenue	$ 63,000	81,000	37,000
Cayman Islands | Supply Basis
Disclosure Of Operating Segments [Line Items]
Revenue		$ 0	$ 0